Compensation Options (Details Narrative)	12 Months Ended
Jan. 31, 2022 $ / shares
Statement [Line Items]
Dividend rate	0.00%
Expected life	3 years
Market price per share	$ 0.21
Minimum Member
Statement [Line Items]
Market price per share	$ 0.295
Risk free interest rate	0.50%
Volatility rate	114.00%
Exercise price	$ 0.40
Maximum Member
Statement [Line Items]
Market price per share	$ 0.40
Risk free interest rate	0.61%
Volatility rate	119.00%
Exercise price	$ 0.50